Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Convertible Preferred Shares
Schedule of redeemable convertible preferred shares

	Series A-1	Series A-2	Series B	Series C	Series D	Series E
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
Balance as of January 1, 2017	134,719	152,097	293,455	197,987	438,683	532,511	1,749,452
Redemption value accretion	26,356	29,619	60,289	40,164	57,988	(11,737)	202,679
Foreign currency translation adjustment	(7,651)	(8,632)	(16,763)	(11,297)	(24,341)	(28,178)	(96,862)
Conversion of preferred shares to ordinary shares	(153,424)	(173,084)	(336,981)	(226,854)	(472,330)	(492,596)	(1,855,269)
Balance as of December 31, 2017, 2018 and 2019	—	—	—	—	—	—	—